Insurance Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Liability for Future Policy Benefit, Activity

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 liability for future policy benefits balance	$1,309	$282	$11,129	$11,029	$22,206	$45,955
Adjustments for the reclassification to the deferred profit liability	(65)	(8)	—	(766)	(859)	(1,698)
Change in cash flow assumptions and effect of net premiums exceeding gross premiums	(14)	2	16	4	55	63
Effect of the remeasurement of the liability at a current single A rate	156	63	2,977	1,655	7,611	12,462
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other	(63)	(60)	4	(292)	—	(411)
Post-adoption January 1, 2021 liability for future policy benefits balance	$1,323	$279	$14,126	$11,630	$29,013	$56,371
The following tables present the balances and changes in the liability for future policy benefits and a reconciliation of the net liability for future policy benefits to the liability for future policy benefits in the Consolidated Balance Sheets:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, expect liability durations)
Present value of expected net premiums
Balance, beginning of year	$—	$—	$14,369	$—	$1,274	$15,643
Effect of changes in discount rate assumptions (AOCI)	—	—	(706)	—	(150)	(856)
Beginning balance at original discount rate	—	—	13,663	—	1,124	14,787
Effect of changes in cash flow assumptions	—	—	123	—	—	123
Effect of actual variances from expected experience	—	—	(79)	—	7	(72)
Adjusted beginning of year balance	—	—	13,707	—	1,131	14,838
Issuances	—	—	1,358	—	—	1,358
Interest accrual	—	—	397	—	48	445
Net premium collected	—	—	(1,418)	—	(123)	(1,541)
Foreign exchange impact	—	—	(517)	—	—	(517)
Other	—	—	(1)	—	1	—
Ending balance at original discount rate	—	—	13,526	—	1,057	14,583
Effect of changes in discount rate assumptions (AOCI)	—	—	(1,872)	—	(66)	(1,938)
Balance, end of year	$—	$—	$11,654	$—	$991	$12,645

Present value of expected future policy benefits
Balance, beginning of year	$1,373	$264	$27,442	$13,890	$27,674	$70,643
Effect of changes in discount rate assumptions (AOCI)	(95)	(46)	(2,717)	(870)	(5,673)	(9,401)
Beginning balance at original discount rate	1,278	218	24,725	13,020	22,001	61,242
Effect of changes in cash flow assumptions(a)	—	—	140	(6)	—	134
Effect of actual variances from expected experience(a)	(30)	(2)	(94)	3	1	(122)
Adjusted beginning of year balance	1,248	216	24,771	13,017	22,002	61,254
Issuances	216	12	1,374	2,782	9	4,393
Interest accrual	42	10	876	459	1,233	2,620
Benefit payments	(116)	(26)	(1,757)	(821)	(1,483)	(4,203)
Foreign exchange impact	—	—	(657)	(339)	—	(996)
Other	—	1	(4)	—	(249)	(252)
Ending balance at original discount rate	1,390	213	24,603	15,098	21,512	62,816
Effect of changes in discount rate assumptions (AOCI)	(167)	(2)	(3,424)	(2,634)	(1,083)	(7,310)
Balance, end of year	$1,223	$211	$21,179	$12,464	$20,429	$55,506
Net liability for future policy benefits, end of year	1,223	211	9,525	12,464	19,438	42,861
Liability for future policy benefits for certain participating contracts	—	—	14	—	1,338	1,352
Liability for universal life policies with secondary guarantees and similar features(b)	—	—	3,300	—	55	3,355
Deferred profit liability	99	12	15	1,281	896	2,303
Other reconciling items(c)	37	—	500	—	110	647
Future policy benefits for life and accident and health insurance contracts	1,359	223	13,354	13,745	21,837	50,518
Less: Reinsurance recoverable:	(4)	—	(1,107)	(36)	(21,837)	(22,984)
Net liability for future policy benefits after reinsurance recoverable	$1,355	$223	$12,247	$13,709	$—	$27,534

Weighted average liability duration of the liability for future policy benefits(d)	7.6	6.9	12.2	10.8	11.4

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, expect liability durations)
Present value of expected net premiums
Balance, beginning of year	$—	$—	$13,793	$—	$1,506	$15,299
Effect of changes in discount rate assumptions (AOCI)	—	—	(1,374)	—	(249)	(1,623)
Beginning balance at original discount rate	—	—	12,419	—	1,257	13,676
Effect of changes in cash flow assumptions	—	—	164	—	(72)	92
Effect of actual variances from expected experience	—	—	371	—	14	385
Adjusted beginning of year balance	—	—	12,954	—	1,199	14,153
Issuances	—	—	1,727	—	—	1,727
Interest accrual	—	—	392	—	54	446
Net premium collected	—	—	(1,364)	—	(129)	(1,493)
Foreign exchange impact	—	—	(46)	—	—	(46)
Other	—	—	—	—	—	—
Ending balance at original discount rate	—	—	13,663	—	1,124	14,787
Effect of changes in discount rate assumptions (AOCI)	—	—	706	—	150	856
Balance, end of year	$—	$—	$14,369	$—	$1,274	$15,643

Present value of expected future policy benefits
Balance, beginning of year	$1,323	$279	$27,919	$11,630	$30,519	$71,670
Effect of changes in discount rate assumptions (AOCI)	(156)	(63)	(4,351)	(1,654)	(7,862)	(14,086)
Beginning balance at original discount rate	1,167	216	23,568	9,976	22,657	57,584
Effect of changes in cash flow assumptions(a)	—	—	193	—	(83)	110
Effect of actual variances from expected experience(a)	1	(1)	413	(3)	(121)	289
Adjusted beginning of year balance	1,168	215	24,174	9,973	22,453	57,983
Issuances	172	21	1,713	3,366	15	5,287
Interest accrual	41	11	876	380	1,085	2,393
Benefit payments	(101)	(28)	(1,981)	(696)	(1,530)	(4,336)
Foreign exchange impact	—	—	(60)	(3)	—	(63)
Other	(2)	(1)	3	—	(22)	(22)
Ending balance at original discount rate	1,278	218	24,725	13,020	22,001	61,242
Effect of changes in discount rate assumptions (AOCI)	95	46	2,717	870	5,673	9,401
Balance, end of year	1,373	264	27,442	13,890	27,674	70,643
Net liability for future policy benefits, end of year	1,373	264	13,073	13,890	26,400	55,000
Liability for future policy benefits for certain participating contracts	—	—	15	—	1,382	1,397
Liability for universal life policies with secondary guarantees and similar features(b)	—	—	4,952	—	55	5,007
Deferred profit liability	81	11	10	1,218	916	2,236
Other reconciling items(c)	42	—	485	1	102	630
Future policy benefits for life and accident and health insurance contracts	1,496	275	18,535	15,109	28,855	64,270
Less: Reinsurance recoverable:	(4)	—	(1,715)	(47)	(28,855)	(30,621)
Net liability for future policy benefits after reinsurance recoverable	$1,492	$275	$16,820	$15,062	$—	$33,649

Weighted average liability duration of the liability for future policy benefits(d)	8.6	7.8	14.4	13.0	13.7
(a)    Effect of changes in cash flow assumptions and variances from actual experience are partially offset by changes in deferred profit liability.
(b)    Additional details can be found in the table that presents the balances and changes in the liability for universal life policies with secondary guarantees and similar features.
(c)     Other reconciling items primarily include the Accident and Health as well as Group Benefits (short-duration) contracts.
(d)     The weighted average liability durations are calculated as the modified duration using projected future net liability cashflows that are aggregated at the segment level, utilizing the segment level weighted average interest rates and current discount rate, which can be found in the table below.
The following table presents the amount of undiscounted expected future benefit payments and expected gross premiums for future policy benefits for nonparticipating contracts:

		Year Ended December 31,
(in millions)		2022	2021
Individual Retirement	Expected future benefits and expense	$1,959	$1,747
	Expected future gross premiums	$—	$—
Group Retirement	Expected future benefits and expense	$321	$328
	Expected future gross premiums	$—	$—
Life Insurance	Expected future benefits and expense	$38,909	$38,869
	Expected future gross premiums	$29,035	$29,272
Institutional Markets	Expected future benefits and expense	$25,066	$20,839
	Expected future gross premiums	$—	$—
Corporate and Other	Expected future benefits and expense	$44,530	$46,038
	Expected future gross premiums	$2,262	$2,437
The following table presents the amount of revenue and interest recognized in the Consolidated Statement of Income (Loss) for future policy benefits for nonparticipating contracts:

	Gross Premiums Year Ended December 31,		Interest Accretion Year Ended 31,

(in millions)	2022	2021	2022	2021
Individual Retirement	$224	$186	$42	$41
Group Retirement	$19	$21	$10	$11
Life Insurance	$2,342	$2,319	$479	$484
Institutional Markets	$2,940	$3,818	$459	$380
Corporate and Other	$224	$236	$1,185	$1,031
Total	$5,749	$6,580	$2,175	$1,947
The following table presents the weighted-average interest rate for future policy benefits for nonparticipating contracts:

December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other

Weighted-average interest rate, original discount rate	3.58%	5.17%	4.08%	3.56%	4.88%
Weighted-average interest rate, current discount rate	5.32%	5.30%	5.33%	5.30%	5.36%

December 31, 2021

Weighted-average interest rate, original discount rate	3.23%	4.96%	4.11%	3.22%	4.83%
Weighted-average interest rate, current discount rate	2.75%	2.68%	2.85%	2.71%	3.08%
The following table presents the transition rollforward for deferred profit liability for long-duration contracts:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 deferred profit liability balance	$2	$—	$5	$64	$—	$71
Adjustments for the reclassification from/(to) the liability for the future policy benefits	65	8	—	766	859	1,698
Post-adoption January 1, 2021 deferred profit liability balance	$67	$8	$5	$830	$859	$1,769
The following table presents the transition rollforward of the additional liabilities:

	Individual Retirement	Group Retirement	Life Insurance	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 additional liabilities	$1,391	$219	$5,117	$55	$6,782
Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)	(875)	(130)	—	—	(1,005)
Adjustment for removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)(b)	(516)	(89)	—	—	(605)
Post-adoption January 1, 2021 additional liabilities	$—	$—	$5,117	$55	$5,172
(a)    Adjustments for the reclassification of additional liabilities from Future policy benefits to MRBs represent contract guarantees (e.g., GMDBs) that were previously classified as insurance liabilities within Future policy benefits, but have been reclassified as MRBs as of January 1, 2021. Refer to Note 13 for additional information on the transition impacts associated with LDTI.
(b)    Adjustments for the removal of related balances in AOCI originating from unrealized gains (losses) relate to the additional liabilities reclassified from Future policy benefits in the line above.
The following table presents the balances and changes in the liability for universal life policies:

	Year Ended December 31, 2022			Year Ended December 31, 2021
	Life Insurance	Corporate and Other	Total	Life Insurance	Corporate and Other		Total
(in millions, except weighted average duration of liability )
Balance, beginning of year	$4,952	$55	$5,007	$5,117	$55		$5,172
Effect of changes in assumptions	(24)	—	(24)	(116)	—		(116)
Effect of changes in experience	303	(4)	299	331	(4)		327
Adjusted beginning balance	$5,231	$51	$5,282	$5,332	$51		$5,383
Assessments	687	2	689	669	2		671
Excess benefits paid	(909)	—	(909)	(859)	—		(859)
Interest accrual	126	2	128	136	2		138
Other	(11)	—	(11)	24	—		24
Changes related to unrealized appreciation (depreciation) of investments	(1,824)	—	(1,824)	(350)	—		(350)
Balance, end of year	$3,300	$55	$3,355	$4,952	$55	$—	$5,007
Less: Reinsurance recoverable	(191)	—	(191)	(200)	—		(200)
Balance, end of period net of Reinsurance recoverable	$3,109	$55	$3,164	$4,752	$55		$4,807
Weighted average duration of liability *	26.3	9.5		27.1	9.8
*    The weighted average duration of liability is calculated as the modified duration using projected future net liability cashflows that are aggregated at the segment level, utilizing the segment level weighted average interest rates, which can be found in the table below.
The following table presents the amount of revenue and interest recognized in the Consolidated Statement of Income (Loss) for the liability for universal life policies with secondary guarantees and similar features:

	Gross Assessments Year Ended December 31,		Interest Accretion Year Ended December 31,

(in millions)	2022	2021	2022	2021
Life Insurance	$1,193	$1,187	$126	$136
Corporate and Other	39	39	2	2
Total	$1,232	$1,226	$128	$138
The following table presents the calculation of weighted average interest rate for the liability for universal life policies with secondary guarantees and similar features:

December 31,	2022		2021
	Life Insurance	Corporate and Other	Life Insurance	Corporate and Other

Weighted-average interest rate	3.76%	4.24%	3.74%	4.21%

The following table presents the transition rollforward of Policyholder contract deposits account balances:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 Policyholder contract deposits	$85,097	$43,805	$10,286	$11,559	$4,145	$154,892
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)	(5,894)	(577)	—	—	—	(6,471)
Post-adoption January 1, 2021 Policyholder contract deposits	$79,203	$43,228	$10,286	$11,559	$4,145	$148,421
The following table presents the balances and changes in Policyholder contract deposits account balances(a):

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for average crediting rate)
Policyholder contract deposits account balance, beginning of year	$84,097	$43,902	$10,183	$10,804	$3,823	$152,809
Issuances	15,175	4,927	190	1,468	15	21,775
Deposits received	11	19	1,484	26	33	1,573
Policy charges	(870)	(462)	(1,570)	(69)	(65)	(3,036)
Surrenders and withdrawals	(8,921)	(5,712)	(211)	(134)	(64)	(15,042)
Benefit payments	(3,798)	(2,528)	(216)	(775)	(349)	(7,666)
Net transfers from (to) separate account	2,248	2,149	(5)	144	—	4,536
Interest credited	1,608	1,100	377	301	178	3,564
Other	4	—	(8)	(31)	16	(19)
Ending Policyholder contract deposits account balance	$89,554	$43,395	$10,224	$11,734	$3,587	$158,494
Other reconciling items(b)	(2,136)	(319)	34	(16)	1	(2,436)
Policyholder contract deposits	$87,418	$43,076	$10,258	$11,718	$3,588	$156,058

Weighted average crediting rate	2.43%	2.77%	4.29%	2.71%	4.91%
Cash surrender value(c)	83,278	41,831	8,866	2,537	1,808	138,320

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for average crediting rate)
Policyholder contract deposits account balance, beginning of year	$80,012	$43,406	$10,012	$11,351	$4,143	$148,924
Issuances	13,760	5,124	225	1,230	18	20,357
Deposits received	14	22	1,477	42	35	1,590
Policy charges	(781)	(523)	(1,567)	(65)	(69)	(3,005)
Surrenders and withdrawals	(8,863)	(5,795)	(212)	(91)	(76)	(15,037)
Benefit payments	(4,031)	(2,329)	(245)	(1,948)	(374)	(8,927)
Net transfers from (to) separate account	1,531	2,750	(2)	61	—	4,340
Interest credited	2,444	1,249	447	263	191	4,594
Other	11	(2)	48	(39)	(45)	(27)
Ending Policyholder contract deposits account balance	$84,097	$43,902	$10,183	$10,804	$3,823	$152,809
Other reconciling items(b)	(1,289)	(259)	117	165	2	(1,264)
Policyholder contract deposits	$82,808	$43,643	$10,300	$10,969	$3,825	$151,545
Weighted average crediting rate	2.42%	2.79%	4.28%	2.41%	4.92%
Cash surrender value(c)	$79,787	$43,359	$8,826	$2,520	$1,880	$136,372
(a)     Transactions between the general account and the separate account are presented in this table on a gross basis (e.g., a policyholder's funds are initially deposited into the general account and then simultaneously transferred to the separate account), and thus, did not impact the ending balance of policyholder contract deposits.
(b)     Reconciling items principally relate to MRBs that are bifurcated and reported separately, net of embedded derivatives that are recorded in PCD.
(c)     Cash surrender value is related to the portion of policyholder contract deposits that have a defined cash surrender value (e.g. GICs, do not have a cash surrender value).
For information related to net amount at risk, refer to the table that presents the balances of and changes in MRBs in Note 13.

The following table presents Policyholder contract deposits account balance by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums:

December 31, 2022	At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	More than 50 Basis Points Above Minimum Guarantee	Total
(in millions, except percentage of total)
Individual Retirement	Range of Guaranteed Minimum Credited Rate
<=1%	8,766	2,161	21,702	32,629
> 1% - 2%	4,208	24	2,195	6,427
> 2% - 3%	9,502	—	17	9,519
> 3% - 4%	7,630	40	6	7,676
> 4% - 5%	456	—	5	461
> 5%	33	—	4	37
Total	$30,595	$2,225	$23,929	$56,749

Group Retirement	Range of Guaranteed Minimum Credited Rate
<=1%	3,611	1,427	5,609	10,647
> 1% - 2%	5,628	727	150	6,505
> 2% - 3%	13,968	3	—	13,971
> 3% - 4%	666	—	—	666
> 4% - 5%	6,843	—	—	6,843
> 5%	154	—	—	154
Total	$30,870	$2,157	$5,759	$38,786

Life Insurance	Range of Guaranteed Minimum Credited Rate
<=1%	—	—	—	—
> 1% - 2%	1	129	352	482
> 2% - 3%	32	831	1,116	1,979
> 3% - 4%	1,369	180	195	1,744
> 4% - 5%	2,974	—	—	2,974
> 5%	223	—	—	223
Total	4,599	1,140	1,663	7,402
Total*	$66,064	$5,522	$31,351	$102,937
Percentage of total	64%	5%	30%	100%

December 31, 2021	At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	More than 50 Basis Points Above Minimum Guarantee	Total
(in millions, except percentage of total)
Individual Retirement	Range of Guaranteed Minimum Credited Rate
<=1%	10,212	1,911	17,935	30,058
> 1% - 2%	4,540	28	1,681	6,249
> 2% - 3%	10,353	—	18	10,371
> 3% - 4%	8,150	41	6	8,197
> 4% - 5%	477	—	5	482
> 5%	34	—	4	38
Total	$33,766	$1,980	$19,649	$55,395

Group Retirement	Range of Guaranteed Minimum Credited Rate
<=1%	2,134	3,254	4,682	10,070
> 1% - 2%	6,027	644	99	6,770
> 2% - 3%	14,699	—	—	14,699
> 3% - 4%	708	—	—	708
> 4% - 5%	6,962	—	—	6,962
> 5%	159	—	—	159
Total	$30,689	$3,898	$4,781	$39,368

Life Insurance	Range of Guaranteed Minimum Credited Rate
<=1%	—	—	—	—
> 1% - 2%	103	25	359	487
> 2% - 3%	258	533	1,208	1,999
> 3% - 4%	1,417	178	213	1,808
> 4% - 5%	3,085	2	—	3,087
> 5%	236	—	—	236
Total	$5,099	$738	$1,780	$7,617
Total*	$69,554	$6,616	$26,210	$102,380
Percentage of total	68%	6%	26%	100%
*    Excludes policyholder contract deposits account balances that are not subject to guaranteed minimum crediting rates.
The following table presents the transition rollforward of URR:

	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 URR balance	$1,413	$2	$132	$1,547
Adjustment for removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)	248	—	—	248
Post-adoption January 1, 2021 URR balance	$1,661	$2	$132	$1,795
The following table presents a rollforward of the unearned revenue reserve for the year ended December 31, 2022 and 2021:

Year Ended December 31, 2022	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Balance, beginning of year	$1,693	$2	$116	$1,811
Revenue deferred	143	—	—	143
Amortization	(109)	—	(11)	(120)
Ending balance	$1,727	$2	$105	$1,834
Other reconciling items*				1,051
Other policyholder funds				$2,885

Year Ended December 31, 2021	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Balance, beginning of year	$1,661	$2	$132	$1,795
Revenue deferred	140	—	—	140
Amortization	(108)	—	(15)	(123)
Other, including foreign exchange	—	—	(1)	(1)
Ending balance	$1,693	$2	$116	$1,811
Other reconciling items*				1,068
Other policyholder funds				$2,879
*    Other reconciling items include policyholders' dividend accumulations, provisions for future dividends to participating policyholders, dividends to policyholders and any similar items.

Changes in GMBD Liability Related to Variable Annuity Contracts
The following table presents details concerning our universal life policies with secondary guarantees and similar features:

	Years Ended December 31,
(in millions, except for attained age of contract holders)	2022	2021
Account value	$3,514	$3,313
Net amount at risk	$69,335	$65,801
Average attained age of contract holders	53	53